Quarterly Financial Data (Unaudited)	9 Months Ended
Sep. 30, 2011
Quarterly Financial Data (unaudited)

(29) Quarterly Financial Data (unaudited)

	1st Quarter		2nd Quarter		3rd Quarter		4th Quarter
	April 2, 2010	April 4, 2009	July 2, 2010	July 3, 2009	October 1, 2010	October 2, 2009	December 31, 2010	December 31, 2009
Net sales	$747,660	$704,612	$794,317	$792,554	$783,572	$815,437	$802,128	$798,278
Gross profit	317,225	269,347	345,095	325,929	328,139	352,422	336,799	334,250
Net income (loss)	(6,169)	(28,672)	11,731	6,874	33,360	31,089	(6,192)	(57,916)